Consolidated Statement of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Statement of cash flows [abstract]
(Loss)/income before taxation for the period		$ (26,967)		$ 25,485	$ 35,621
Adjustment for:
Interest expense (net)		3,316		3,705	2,878
Depreciation, depletion and amortisation		52,444		28,701	22,135
Exploration well write-offs		815		1,218	449
Net gains on sale and revaluation of non-current assets and businesses		(286)		(2,519)	(3,265)
Share of profit of joint ventures and associates		(1,783)		(3,604)	(4,106)
Dividends received from joint ventures and associates		2,591		4,139	4,903
Decrease/(increase) in inventories		4,477		(2,635)	2,823
Decrease/(increase) in current receivables		9,625		(921)	1,955
Decrease in current payables		(9,494)		(1,223)	(1,336)
Derivative financial instruments		977		(1,484)	799
Retirement benefits		568		(365)	390
Decommissioning and other provisions		1,104		(686)	(1,754)
Other		8		(28)	1,264
Tax paid		(3,290)		(7,605)	(9,671)
Cash flow from operating activities		34,105		42,178	53,085
Capital expenditure		(16,585)		(22,971)	(23,011)
Investments in joint ventures and associates		(1,024)		(743)	(880)
Investment in equity securities		(218)		(205)	(187)
Proceeds from sale of property, plant and equipment and businesses		2,489		4,803	4,366
Proceeds from sale of joint ventures and associates		1,240		2,599	1,594
Proceeds from sale of equity securities		281		469	4,505
Interest received		532		911	823
Other investing cash inflows		3,239		2,921	1,373
Other investing cash outflows		(3,232)		(3,563)	(2,242)
Cash flow from investing activities		(13,278)		(15,779)	(13,659)
Net decrease in debt with maturity period within three months		(63)		(308)	(396)
Other debt:
New borrowings		23,033		11,185	3,977
Repayments		(17,385)		(14,292)	(11,912)
Interest paid		(4,105)		(4,649)	(3,574)
Derivative financial instruments	[1]	1,157		(48)
Change in non-controlling interest		(42)		0	678
Cash dividends paid to:
Royal Dutch Shell plc shareholders		(7,424)	[2]	(15,198)	(15,675)
Non-controlling interest		(311)		(537)	(584)
Repurchases of shares		(1,702)		(10,188)	(3,947)
Shares held in trust: net purchases and dividends received		(382)		(1,174)	(1,115)
Cash flow from financing activities		(7,224)		(35,209)	(32,548)
Currency translation differences relating to cash and cash equivalents		172		124	(449)
Increase/(decrease) in cash and cash equivalents		13,775		(8,686)	6,429
Cash and cash equivalents at beginning of year		18,055		26,741	20,312
Cash and cash equivalents at end of year		$ 31,830		$ 18,055	$ 26,741

[1]	[A] As from 2019, a new line item 'Derivative financial instruments' has been introduced for derivatives related to debt.
[2]	[B] Cash dividends paid represents the payment of net dividends (after deduction of withholding taxes where applicable) and payment of withholding taxes on dividends paid in the previous quarter.